Consolidated Statements of Comprehensive Earnings (USD $) In Thousands, unless otherwise specified	3 Months Ended												12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements of Comprehensive Earnings [Abstract]
Net earnings	$ 2,715	$ 3,459	$ 3,149	$ 2,825	$ 2,296	$ 2,663	$ 2,615	$ 2,476	$ 1,687	$ 3,100	$ 1,655	$ 2,585	$ 12,148	$ 10,050	$ 9,027
Other comprehensive earnings (losses), net of tax:
Net unrealized gains (losses) on available-for-sale securities arising during period, net of taxes of $1,158, $2,685 and $1,578, respectively													1,867	4,330	(2,546)
Reclassification adjustment for net gains included in net earnings, net of taxes of $100, $73 and $204, respectively													(160)	(119)	(328)
Other comprehensive earnings (losses)													1,707	4,211	(2,874)
Comprehensive earnings													$ 13,855	$ 14,261	$ 6,153